LONG-TERM PREPAYMENTS AND OTHER ASSETS (Details) ¥ in Millions, $ in Millions	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
LONG-TERM DEPOSITS AND PREPAYMENTS
Deposits paid to airline suppliers	¥ 239		¥ 183
Deposit paid to lessor	58		65
Deposits paid to advertising suppliers	21		35
Deposits paid to hotel suppliers	30		17
Others deposit	37		39
Long-term derivative assets	58
Prepayment for acquisition of property and equipment	33		5
Other long-term prepayments	69		27
Total	¥ 545	$ 79	¥ 371